Bingham McCutchen LLP
                               One Federal Street
                           Boston, Massachusetts 02110


                                                               December 23, 2013


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:   Pioneer Series Trust XII
      Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File Nos. 333-42105; 811-08547)

Ladies and Gentlemen:

	On behalf of Pioneer Series Trust XII (the "Trust"), a Delaware statutory trust, we are hereby filing Post-Effective Amendment No. 25
(the "Amendment") to the registration statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act") of the Trust.
The Amendment relates solely to Pioneer Disciplined Growth Fund (the "Fund"), a series of the Trust.

	The  Amendment  is being filed  pursuant to Rule 485(b) under the 1933 Act, and is to be effective on  December 31, 2013,  for the purpose of including  the financial  statements of the Fund and for making various other related  changes, none of which renders the Amendment ineligible to become effective  pursuant to paragraph (b) of Rule 485.

	Please call the undersigned at (617) 951-8458 or Toby R. Serkin at
(617) 951-8760 with  any comments or questions relating to the filing.


Sincerely,




/s/Jeremy B. Kantrowitz
Jeremy B. Kantrowitz



cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.